15. EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Sep. 30, 2025
Notes
15. EVENTS AFTER THE REPORTING PERIOD

15.EVENTS AFTER THE REPORTING PERIOD

(a)Subsequent to September 30, 2025, 90,000 stock options, 2,195,000 warrants, and 8,000 finder’s warrants were exercised, resulting in gross proceeds of $373,950.

(b)On December 19, 2025, the Company completed a non-brokered private placement by issuing 6,430,000 flow-through shares (the “FT Share”) at a price of $0.35 per FT Share for gross proceeds of $2,250,500. Each FT Share will qualify as a “flow-through share” within the meaning of subsection 66(15) of the Income Tax Act (Canada) (the “Tax Act”).  In connection with the financing, the Company paid $144,931 in cash finder’s fees and issued 414,090 finder’s warrants, each of which is exercisable into one common share at a price of $0.35 until December 19, 2027.

(c)On January 15, 2026 and January 16, 2026, the Company announced that it had entered into an agreement with Red Cloud Securities Inc. (“Red Cloud”) to act as sole agent and bookrunner in connection with a “best efforts” private placement (the “Marketed Offering”) for aggregate gross proceeds of up to $10,584,000 from the sale of (i) up to 5,000,000 units of the Company (the “Units”) at a price of $0.40 per Unit and (ii) up to 15,328,572 flow-through units of the Company to be sold to charitable purchasers (the “Charity FT Units”, and together with the Units, the “Offered Securities”) at a price of $0.56 per Charity FT Unit.

Each Unit will consist of one common share of the Company and one-half of one common share purchase warrant (each whole warrant, a “Warrant”). Each Charity FT Unit will consist of one common share of the Company to be issued as a “flow-through share” within the meaning of subsection 66(15) of the Income Tax Act (Canada) (each, a “FT Share”) and one-half of one Warrant. Each whole Warrant shall entitle the holder to purchase one common share of the Company at a price of $0.56 at any time after the 60th day following the Closing Date (as herein defined) to the date that is on or before that date which is 36 months after the Closing Date.

The Company has also granted Red Cloud an option, exercisable in full or in part up to 48 hours prior to the closing of the Marketed Offering, to sell up to an additional $1,000,000 in any combination of Units and Charity FT Units at their respective offering prices (the “Agent’s Option”). The Marketed Offering and the securities issuable upon exercise of the Agent’s Option shall be collectively referred to as the “Offering”.